INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS.
Schedule of investments

	As of December 31,
	2019	2020
Equity securities with readily determinable fair values:
Accor	2,770	3,849
Other marketable securities	138	54
Equity securities without readily determinable fair values:
Cjia/Cjia Group	232	183
OYO	66	66
Other equity securities without readily determinable fair values	100	72
Equity-method investments:
AAPC LUB	469	490
Hotel related funds	507	476
China Hospitality JV	115	103
Zleep	—	88
Other investments	220	225
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Total	4,837	5,826